FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2024
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of contractual maturities of financial liabilities

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2024	months	months	years
Trade and other payables	107,801,065	60,931,404	—
Borrowings	73,706,045	63,041,153	42,104,882
Convertible notes	—	—	80,809,686
Leasing liabilities	738,561	2,384,217	8,161,359
Total	182,245,671	126,356,774	131,075,927

			Between one
	Up to 3	3 to 12	and three
As of June 30, 2023	months	months	years
Trade and other payables	60,086,911	71,780,831	3,048,515
Borrowings	29,650,553	78,835,499	62,825,777
Convertible notes	—	—	75,213,146
Leasing liabilities	616,448	1,748,504	9,660,548
Total	90,353,912	152,364,834	150,747,986

Schedule of financial assets by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial asset	06/30/2024	06/30/2023	06/30/2024	06/30/2023
Cash and cash equivalents	44,473,270	48,129,194	—	—
Other financial assets	634,553	657,612	11,695,528	11,922,317
Trade receivables	207,320,974	158,006,474	—	—
Other receivables (*)	18,647,862	12,124,724	—	—
Total	271,076,659	218,918,004	11,695,528	11,922,317

(*) Advances expenses and tax balances are not included.

Schedule of financial liabilities by category

			Mandatorily measured at fair
	Amortized cost		value through profit or loss
Financial liability	06/30/2024	06/30/2023	06/30/2024	06/30/2023
Trade and other payables	156,742,677	142,582,166	11,989,792	8,225,508
Borrowings	178,852,080	168,310,605	—	—
Secured notes	80,809,686	75,213,146	—	—
Lease liability	11,284,137	13,889,223	—	—
Consideration for acquisition	4,594,391	4,993,256	2,724,114	—
Total	432,282,971	404,988,396	14,713,906	8,225,508

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2024	Level 1	Level 2	Level 3
Financial assets at fair value
Mutual funds	6,658,805	—	—
Moolec Science S.A. shares	1,530,375	—	—
Other investments	3,506,348	—	—
Financial liability at fair value
Trade and other payables	—	11,989,792	—
Consideration for acquisition	2,724,114	—	—

Measurement at fair value at 06/30/2023	Level 1	Level 2	Level 3
Financial assets at fair value
US Treasury bills	9,163,298	—	—
Mutual funds	1,596,539	—	—
Other investments	1,162,480	—	—
Financial liability at fair value
Trade and other payables	—	8,225,508	—

Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	127,382,407	0.43%	546,098
More than 15 days past due	41,161,452	0.13%	51,834
More than 30 days past due	14,956,204	0.14%	20,313
More than 60 days past due	4,662,049	0.10%	4,707
More than 90 days past due	5,117,416	0.31%	15,674
More than 120 days past due	803,189	0.63%	5,041
More than 180 days past due	6,013,438	24.66%	1,445,178
More than 365 days past due	4,961,435	100.00%	4,961,435
Total 06/30/2024	205,057,590		7,050,280

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2024
Amount expressed in US$	(6,680,256)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2024	06/30/2023
	Carrying	Carrying
	amount	amount
Fixed-rate instruments
Current financial liabilities	(140,060,223)	(108,610,785)
Non-current financial liabilities	(125,419,041)	(139,462,249)

Variable-rate instruments
Current financial liabilities	(1,501,007)	(443,973)